Share capital - Non-Option Equity Instruments Rollforward (Details) - Restricted share units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding units, beginning of year (in shares)	2,784	3,679
Granted (in shares)	1,939	1,751
Vested and converted to common shares (in shares)	(1,440)	(2,663)
Forfeited (in shares)	(119)	(119)
Reinvested dividend equivalents (in shares)	158	136
Outstanding units, end of year (in shares)	3,322	2,784